Summary of significant accounting policies (Details) - Schedule of estimated useful lives	12 Months Ended
May 31, 2022
Transportation equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Charging stations [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years